Quarterly Holdings Report
for
Fidelity® Real Estate Index Fund
October 31, 2022
URX-NPRT1-1222
1.929348.111
Common Stocks - 99.7%
	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 95.2%
REITs - Apartments - 11.2%
American Homes 4 Rent Class A	594,028	18,973,254
Apartment Investment & Management Co. Class A	270,375	2,146,778
AvalonBay Communities, Inc.	267,253	46,801,345
Camden Property Trust (SBI)	193,541	22,363,663
Centerspace	29,741	2,061,051
Equity Residential (SBI)	682,535	43,013,356
Essex Property Trust, Inc.	125,380	27,864,451
Independence Realty Trust, Inc.	431,288	7,228,387
Invitation Homes, Inc.	1,169,716	37,068,300
Mid-America Apartment Communities, Inc.	221,043	34,803,175
UDR, Inc.	607,882	24,169,388
		266,493,148
REITs - Diversified - 22.8%
Alexander & Baldwin, Inc.	135,888	2,647,098
Apartment Income (REIT) Corp.	297,584	11,436,153
Apple Hospitality (REIT), Inc.	413,258	7,074,977
Armada Hoffler Properties, Inc.	131,379	1,535,821
Broadstone Net Lease, Inc.	330,611	5,666,673
Cousins Properties, Inc.	288,164	6,846,777
Crown Castle International Corp.	828,277	110,376,193
Digital Realty Trust, Inc.	546,540	54,790,635
Elme Communities (SBI)	159,405	3,043,041
EPR Properties	144,326	5,570,984
Equinix, Inc.	174,383	98,777,507
Gaming & Leisure Properties	485,455	24,331,005
Gladstone Commercial Corp.	78,541	1,381,536
Gladstone Land Corp.	64,634	1,315,302
Global Net Lease, Inc.	194,558	2,383,336
InvenTrust Properties Corp.	129,431	3,261,661
Lamar Advertising Co. Class A	167,058	15,407,759
Necessity Retail (REIT), Inc./The	247,990	1,696,252
NexPoint Residential Trust, Inc.	45,365	2,068,644
One Liberty Properties, Inc.	34,560	778,982
Outfront Media, Inc.	279,160	5,038,838
Potlatch Corp.	156,409	6,958,636
Safehold, Inc.	42,140	1,232,595
SBA Communications Corp. Class A	206,080	55,620,992
Store Capital Corp.	481,934	15,325,501
Uniti Group, Inc.	477,265	3,703,576
VICI Properties, Inc.	1,839,633	58,905,049
Vornado Realty Trust	315,108	7,433,398
WP Carey, Inc.	365,592	27,894,670
		542,503,591
REITs - Health Care - 6.7%
CareTrust (REIT), Inc.	186,008	3,474,629
Community Healthcare Trust, Inc.	49,080	1,698,168
Diversified Healthcare Trust (SBI)	468,787	637,550
Global Medical REIT, Inc.	143,077	1,307,724
Healthcare Trust of America, Inc.	729,254	14,825,734
Healthpeak Properties, Inc.	1,034,345	24,545,007
LTC Properties, Inc.	69,403	2,683,814
Medical Properties Trust, Inc.	1,159,335	13,274,386
Physicians Realty Trust	426,244	6,419,235
Sabra Health Care REIT, Inc.	437,952	5,982,424
Universal Health Realty Income Trust (SBI)	26,658	1,297,445
Ventas, Inc.	761,927	29,814,204
Welltower Op	866,781	52,908,312
		158,868,632
REITs - Health Care Facilities - 0.8%
National Health Investors, Inc.	85,486	4,847,056
Omega Healthcare Investors, Inc.	448,994	14,269,029
		19,116,085
REITs - Hotels - 2.8%
Chatham Lodging Trust (a)	84,597	1,097,223
DiamondRock Hospitality Co.	407,731	3,808,208
Host Hotels & Resorts, Inc.	1,367,073	25,810,338
Park Hotels & Resorts, Inc.	449,710	5,882,207
Pebblebrook Hotel Trust	255,277	4,094,643
RLJ Lodging Trust	318,512	3,876,291
Ryman Hospitality Properties, Inc.	100,670	8,951,576
Service Properties Trust	324,182	2,629,116
Summit Hotel Properties, Inc.	205,345	1,774,181
Sunstone Hotel Investors, Inc.	415,067	4,627,997
Xenia Hotels & Resorts, Inc.	219,313	3,745,866
		66,297,646
REITs - Industrial Buildings - 0.5%
Stag Industrial, Inc.	348,030	10,994,268
REITs - Management/Investment - 11.0%
American Assets Trust, Inc.	101,124	2,778,888
American Tower Corp.	872,102	180,690,813
Empire State Realty Trust, Inc.	275,661	2,031,622
iStar Financial, Inc.	163,967	1,718,374
LXP Industrial Trust (REIT)	550,893	5,332,644
National Retail Properties, Inc.	329,835	13,862,965
Rayonier, Inc.	279,187	9,408,602
UMH Properties, Inc.	106,046	1,860,047
Weyerhaeuser Co.	1,427,702	44,158,823
		261,842,778
REITs - Manufactured Homes - 2.2%
Equity Lifestyle Properties, Inc.	336,970	21,552,601
Sun Communities, Inc.	233,545	31,493,543
		53,046,144
REITs - Office Buildings - 0.1%
Office Properties Income Trust	98,315	1,504,220
REITs - Office Property - 5.2%
Alexandria Real Estate Equities, Inc.	297,815	43,272,520
Boston Properties, Inc.	285,595	20,762,757
Brandywine Realty Trust (SBI)	349,705	2,294,065
City Office REIT, Inc.	87,878	933,264
Corporate Office Properties Trust (SBI)	211,645	5,640,339
Douglas Emmett, Inc.	344,055	6,051,927
Easterly Government Properties, Inc.	165,884	2,884,723
Equity Commonwealth	195,984	5,126,941
Franklin Street Properties Corp.	201,099	579,165
Highwoods Properties, Inc. (SBI)	207,609	5,860,802
Hudson Pacific Properties, Inc.	286,228	3,159,957
JBG SMITH Properties	216,105	4,252,946
Kilroy Realty Corp.	202,992	8,675,878
Orion Office (REIT), Inc.	110,015	1,030,841
Paramount Group, Inc.	322,137	2,084,226
Piedmont Office Realty Trust, Inc. Class A	240,229	2,510,393
SL Green Realty Corp.	124,253	4,930,359
Veris Residential, Inc. (a)	143,756	2,275,657
		122,326,760
REITs - Regional Malls - 3.3%
CBL & Associates Properties, Inc. (b)	24,903	715,463
Simon Property Group, Inc.	629,101	68,559,427
Tanger Factory Outlet Centers, Inc.	203,563	3,666,170
The Macerich Co.	420,584	4,681,100
		77,622,160
REITs - Shopping Centers - 7.4%
Acadia Realty Trust (SBI)	185,527	2,591,812
Alexanders, Inc.	4,326	1,016,134
Brixmor Property Group, Inc.	574,943	12,252,035
Federal Realty Investment Trust (SBI)	137,822	13,641,622
Kimco Realty Corp.	1,182,941	25,291,279
Kite Realty Group Trust	421,978	8,287,648
Phillips Edison & Co., Inc.	220,766	6,653,887
Realty Income Corp.	1,149,348	71,569,900
Regency Centers Corp.	298,375	18,054,671
Retail Opportunity Investments Corp.	241,227	3,492,967
RPT Realty	174,183	1,619,902
Saul Centers, Inc.	26,669	1,092,096
SITE Centers Corp.	382,920	4,740,550
Urban Edge Properties	231,084	3,262,906
Urstadt Biddle Properties, Inc. Class A	55,671	1,043,275
		174,610,684
REITs - Single Tenant - 1.4%
Agree Realty Corp.	142,350	9,779,445
Essential Properties Realty Trust, Inc.	262,336	5,645,471
Four Corners Property Trust, Inc.	152,635	3,910,509
Getty Realty Corp.	72,863	2,294,456
NETSTREIT Corp. (b)	101,332	1,907,068
Spirit Realty Capital, Inc.	258,248	10,027,770
		33,564,719
REITs - Storage - 8.8%
CubeSmart	431,678	18,074,358
Extra Space Storage, Inc.	256,988	45,599,951
Iron Mountain, Inc.	553,920	27,734,774
Life Storage, Inc.	162,223	17,943,486
National Storage Affiliates Trust	173,167	7,387,304
Public Storage	301,726	93,459,629
		210,199,502
REITs - Warehouse/Industrial - 11.0%
Americold Realty Trust	512,981	12,439,789
EastGroup Properties, Inc.	80,807	12,661,649
First Industrial Realty Trust, Inc.	252,485	12,025,861
Industrial Logistics Properties Trust	142,091	664,986
Plymouth Industrial REIT, Inc.	82,644	1,523,955
Prologis (REIT), Inc.	1,767,073	195,703,332
Rexford Industrial Realty, Inc.	319,783	17,677,604
Terreno Realty Corp.	147,065	8,403,294
		261,100,470
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		2,260,090,807
Real Estate Management & Development - 4.5%
Diversified Real Estate Activities - 0.1%
The RMR Group, Inc.	27,698	758,094
The St. Joe Co.	63,192	2,245,212
		3,003,306
Real Estate Development - 0.2%
Forestar Group, Inc. (a)	37,854	438,349
Howard Hughes Corp. (a)(b)	72,689	4,459,470
		4,897,819
Real Estate Operating Companies - 0.4%
Digitalbridge Group, Inc.	291,532	3,731,610
FRP Holdings, Inc. (a)	7,399	448,601
Kennedy-Wilson Holdings, Inc.	223,685	3,715,408
WeWork, Inc. (a)(b)	374,473	962,396
		8,858,015
Real Estate Services - 3.8%
Anywhere Real Estate, Inc. (a)	222,400	1,652,432
CBRE Group, Inc. (a)	623,990	44,265,851
Compass, Inc. (a)	493,141	1,301,892
Cushman & Wakefield PLC (a)	278,562	3,217,391
Doma Holdings, Inc. Class A (a)	296,591	160,930
Douglas Elliman, Inc.	157,882	729,415
eXp World Holdings, Inc. (b)	146,044	1,929,241
Jones Lang LaSalle, Inc. (a)	92,938	14,785,506
Marcus & Millichap, Inc.	47,047	1,733,211
Newmark Group, Inc.	312,851	2,562,250
Offerpad Solutions, Inc. (a)(b)	141,693	138,080
Opendoor Technologies, Inc. (a)(b)	809,173	2,095,758
RE/MAX Holdings, Inc.	36,089	702,292
Redfin Corp. (a)(b)	218,303	1,050,037
Zillow Group, Inc.:
Class A (a)	105,340	3,258,166
Class C (a)(b)	324,487	10,013,669
		89,596,121
REITs - Shopping Centers - 0.0%
Seritage Growth Properties (a)(b)	68,548	735,520
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		107,090,781
TOTAL COMMON STOCKS (Cost $2,369,155,949)		2,367,181,588

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (d) (Cost $598,259)	600,000	594,285

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (e)	7,024,225	7,025,629
Fidelity Securities Lending Cash Central Fund 3.10% (e)(f)	17,489,818	17,491,567
TOTAL MONEY MARKET FUNDS (Cost $24,517,196)		24,517,196

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $2,394,271,404)	2,392,293,069
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(16,727,086)
NET ASSETS - 100.0%	2,375,565,983

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CBOT Dow Jones U.S. Real Estate Index Contracts (United States)	105	Dec 2022	3,429,300	(496,923)	(496,923)
CME E-mini S&P MidCap 400 Index Contracts (United States)	14	Dec 2022	3,415,440	307,131	307,131

TOTAL FUTURES CONTRACTS					(189,792)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $594,285.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	10,489,960	79,693,540	83,157,871	33,581	-	-	7,025,629	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	21,330,991	36,405,614	40,245,038	32,980	-	-	17,491,567	0.0%
Total	31,820,951	116,099,154	123,402,909	66,561	-	-	24,517,196

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.